Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Guggenheim Strategy Funds Trust
Entity Central Index Key	0001601445
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Guggenheim Strategy Fund II Shares
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund II
Class Name	Guggenheim Strategy Fund II
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund returned 8.11%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	8.11%	3.36%	2.83%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 305,969,820
Holdings Count | shares	241
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$305,969,820
Total Number of Portfolio Holdings	241
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.5%
Palmer Square Loan Funding Ltd., 6.90%	1.2%
BX Commercial Mortgage Trust, 6.86%	1.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 7.00%	1.2%
Wells Fargo & Co., 5.71%	1.2%
Fox Corp., 3.05%	1.1%
Humana, Inc., 4.50%	1.1%
GA Global Funding Trust, 6.62%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.0%
OBX Trust, 5.99%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.5%
Palmer Square Loan Funding Ltd., 6.90%	1.2%
BX Commercial Mortgage Trust, 6.86%	1.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 7.00%	1.2%
Wells Fargo & Co., 5.71%	1.2%
Fox Corp., 3.05%	1.1%
Humana, Inc., 4.50%	1.1%
GA Global Funding Trust, 6.62%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.0%
OBX Trust, 5.99%	1.0%
Top 10 Total	12.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Strategy Fund III Shares
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund III
Class Name	Guggenheim Strategy Fund III
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund returned 8.15%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	8.15%	3.44%	3.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 351,663,731
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$351,663,731
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
BX Commercial Mortgage Trust, 6.86%	1.0%
FirstKey Homes Trust, 2.67%	1.0%
GA Global Funding Trust, 6.62%	0.9%
OBX Trust, 5.99%	0.9%
Top 10 Total	11.0%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
BX Commercial Mortgage Trust, 6.86%	1.0%
FirstKey Homes Trust, 2.67%	1.0%
GA Global Funding Trust, 6.62%	0.9%
OBX Trust, 5.99%	0.9%
Top 10 Total	11.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Variable Insurance Strategy Fund III Shares
Shareholder Report [Line Items]
Fund Name	Guggenheim Variable Insurance Strategy Fund III
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1,2] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Variable Annuity Class shares) returned 8.12%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*, † as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	8.12%	3.32%	2.95%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 132,727,636
Holdings Count | shares	239
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$132,727,636
Total Number of Portfolio Holdings	239
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
FirstKey Homes Trust, 2.67%	0.9%
GA Global Funding Trust, 6.62%	0.9%
BX Commercial Mortgage Trust, 6.86%	0.9%
Anchorage Credit Funding 4 Ltd., 2.72%	0.9%
Top 10 Total	10.8%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
FirstKey Homes Trust, 2.67%	0.9%
GA Global Funding Trust, 6.62%	0.9%
BX Commercial Mortgage Trust, 6.86%	0.9%
Anchorage Credit Funding 4 Ltd., 2.72%	0.9%
Top 10 Total	10.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.